Loan Servicing - Schedule of Loans Serviced Not Reported as Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Loans Servicing For Institutional Investors [Line Items]
Loan portfolios serviced	$ 4,180	$ 3,714
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Loans Servicing For Institutional Investors [Line Items]
Loan portfolios serviced	414,222	348,121
Collateralized Mortgage Backed Securities [Member]
Loans Servicing For Institutional Investors [Line Items]
Loan portfolios serviced	$ 3,986	$ 5,088